Schedule of Investments(a)
September 30, 2023
(Unaudited)
Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–86.99%
Aerospace & Defense–0.92%
Axon Enterprise, Inc., Conv., 0.50%, 12/15/2027(b)	$8,000,000	$8,560,000
Alternative Carriers–0.66%
Match Group Financeco 3, Inc., Conv., 2.00%, 01/15/2030(b)	7,000,000	6,128,996
Apparel Retail–1.11%
Burlington Stores, Inc., Conv., 1.25%, 12/15/2027(b)	11,005,000	10,344,700
Application Software–10.77%
Bentley Systems, Inc., Conv., 0.13%, 01/15/2026	10,674,000	10,353,780
BILL Holdings, Inc.,
Conv., 0.00%, 12/01/2025(c)	4,500,000	4,545,000
0.00%, 04/01/2027(c)	6,000,000	4,886,250
Box, Inc., Conv., 0.00%, 01/15/2026(c)	3,000,000	3,250,500
Datadog, Inc., Conv., 0.13%, 06/15/2025	2,479,000	2,921,502
Dropbox, Inc., Conv., 0.00%, 03/01/2026(c)	9,383,000	8,885,701
Envestnet, Inc., Conv., 2.63%, 12/01/2027(b)	10,000,000	9,165,000
Five9, Inc., Conv., 0.50%, 06/01/2025	7,701,000	7,204,286
HubSpot, Inc., Conv., 0.38%, 06/01/2025	1,000,000	1,784,500
MicroStrategy, Inc., Conv., 0.75%, 12/15/2025	3,000,000	3,258,900
Nice Ltd. (Israel), Conv., 0.00%, 09/15/2025(c)	9,925,000	8,982,125
PagerDuty, Inc., 1.25%, 07/01/2025	4,000,000	3,822,400
RingCentral, Inc., Conv., 0.00%, 03/01/2025(c)	3,750,000	3,475,875
Splunk, Inc., Conv., 1.13%, 06/15/2027	14,793,000	14,031,160
Tyler Technologies, Inc., Conv., 0.25%, 03/15/2026	12,415,000	12,048,757
Workiva, Inc., Conv., 1.25%, 08/15/2028(b)	2,000,000	1,983,000
		100,598,736
Asset Management & Custody Banks–0.93%
Ares Capital Corp., Conv., 4.63%, 03/01/2024	8,500,000	8,664,688
Automobile Manufacturers–1.84%
Ford Motor Co., Conv., 0.00%, 03/15/2026(c)	7,872,000	7,773,600
Lucid Group, Inc., Conv., 1.25%, 12/15/2026(b)	3,500,000	2,123,625
Rivian Automotive, Inc., Conv., 4.63%, 03/15/2029(b)	5,000,000	7,265,000
		17,162,225
Principal Amount		Value
Biotechnology–5.64%
Alnylam Pharmaceuticals, Inc., Conv., 1.00%, 09/15/2027	$5,270,000	$4,887,925
BioMarin Pharmaceutical, Inc., Conv., 1.25%, 05/15/2027	8,800,000	8,761,280
Exact Sciences Corp.,
Conv., 0.38%, 03/15/2027	6,371,000	5,797,609
0.38%, 03/01/2028	6,000,000	5,208,600
Insmed, Inc., Conv., 0.75%, 06/01/2028	5,000,000	4,985,000
Jazz Investments I Ltd., Conv., 2.00%, 06/15/2026	14,900,000	15,244,562
Sarepta Therapeutics, Inc., Conv., 1.25%, 09/15/2027	7,000,000	7,853,300
		52,738,276
Broadcasting–1.35%
Liberty Media Corp.,
Conv., 0.50%, 09/01/2024(b)(d)	7,300,000	7,583,240
2.38%, 09/30/2028(b)(d)	5,000,000	5,042,500
		12,625,740
Broadline Retail–0.60%
Etsy, Inc.,
Conv., 0.13%, 09/01/2027	2,778,000	2,236,290
0.25%, 06/15/2028	4,450,000	3,395,350
		5,631,640
Cable & Satellite–1.63%
Cable One, Inc., Conv., 1.13%, 03/15/2028	2,000,000	1,498,000
Liberty Broadband Corp., Conv., 3.13%, 04/06/2026(b)(d)	13,115,000	13,724,847
		15,222,847
Casinos & Gaming–0.41%
DraftKings Holdings, Inc., Conv., 0.00%, 03/15/2028(c)	5,000,000	3,832,500
Communications Equipment–0.53%
Lumentum Holdings, Inc., Conv., 0.25%, 03/15/2024	5,000,000	4,962,500
Construction & Engineering–1.00%
Fluor Corp., Conv., 1.13%, 08/15/2029(b)	9,000,000	9,335,250
Construction Machinery & Heavy Transportation Equipment– 1.11%
Greenbrier Cos., Inc. (The), Conv., 2.88%, 04/15/2028	11,000,000	10,417,000
Distillers & Vintners–0.53%
MGP Ingredients, Inc., Conv., 1.88%, 11/15/2026(d)	4,000,000	4,928,000

See accompanying notes which are an integral part of this schedule.
Invesco Convertible Securities Fund

Principal Amount		Value
Diversified Banks–0.34%
Barclays Bank PLC (United Kingdom), Conv., 0.00%, 02/04/2025(c)	$2,000,000	$3,213,920
Electric Utilities–5.60%
Alliant Energy Corp., Conv., 3.88%, 03/15/2026(b)	11,200,000	10,875,200
Duke Energy Corp., Conv., 4.13%, 04/15/2026(b)	11,400,000	11,092,200
FirstEnergy Corp., Conv., 4.00%, 05/01/2026(b)	11,458,000	11,085,615
NRG Energy, Inc., Conv., 2.75%, 09/01/2025(d)	9,100,000	9,673,300
Southern Co. (The), Conv., 3.88%, 12/15/2025(b)	9,800,000	9,574,600
		52,300,915
Financial Exchanges & Data–0.45%
Coinbase Global, Inc., Conv., 0.50%, 06/01/2026	5,600,000	4,231,360
Food Distributors–0.35%
Chefs’ Warehouse, Inc. (The), Conv., 2.38%, 12/15/2028(b)	4,000,000	3,254,800
Health Care Equipment–7.68%
CONMED Corp., Conv., 2.25%, 06/15/2027	12,000,000	11,484,000
DexCom, Inc.,
Conv., 0.25%, 11/15/2025	21,880,000	20,731,300
0.38%, 05/15/2028(b)	2,500,000	2,230,000
Envista Holdings Corp., Conv., 1.75%, 08/15/2028(b)	3,000,000	2,778,000
Insulet Corp., Conv., 0.38%, 09/01/2026	11,300,000	11,107,900
Integer Holdings Corp., Conv., 2.13%, 02/15/2028(b)	7,500,000	8,186,250
Integra LifeSciences Holdings Corp., Conv., 0.50%, 08/15/2025	6,000,000	5,502,000
ShockWave Medical, Inc., Conv., 1.00%, 08/15/2028(b)	5,000,000	4,810,000
TransMedics Group, Inc., Conv., 1.50%, 06/01/2028(b)	5,420,000	4,921,902
		71,751,352
Health Care REITs–0.49%
Welltower OP LLC, Conv., 2.75%, 05/15/2028(b)	4,500,000	4,614,909
Health Care Services–0.33%
NeoGenomics, Inc., Conv., 0.25%, 01/15/2028	4,275,000	3,086,123
Health Care Supplies–0.47%
Lantheus Holdings, Inc., Conv., 2.63%, 12/15/2027(b)	3,770,000	4,389,788
Heavy Electrical Equipment–0.22%
Bloom Energy Corp., Conv., 3.00%, 06/01/2028(b)	2,050,000	2,056,355
Principal Amount		Value
Homefurnishing Retail–0.70%
Wayfair, Inc.,
Conv., 1.00%, 08/15/2026	$3,000,000	$2,467,500
3.25%, 09/15/2027	3,400,000	4,110,600
		6,578,100
Hotels, Resorts & Cruise Lines–5.55%
Airbnb, Inc., Conv., 0.00%, 03/15/2026(c)	10,450,000	9,222,125
Booking Holdings, Inc., Conv., 0.75%, 05/01/2025	9,004,000	15,081,700
Carnival Corp., Conv., 5.75%, 12/01/2027(b)	4,000,000	5,360,000
Expedia Group, Inc., Conv., 0.00%, 02/15/2026(c)	14,034,000	12,262,909
Marriott Vacations Worldwide Corp., Conv., 3.25%, 12/15/2027(b)	5,000,000	4,375,000
Royal Caribbean Cruises Ltd., Conv., 6.00%, 08/15/2025	2,800,000	5,534,200
		51,835,934
Interactive Home Entertainment–0.82%
Spotify USA, Inc., Conv., 0.00%, 03/15/2026(c)	9,000,000	7,682,625
Interactive Media & Services–0.64%
Snap, Inc., Conv., 0.00%, 05/01/2027(c)	8,000,000	5,968,000
Internet Services & Infrastructure–5.32%
Akamai Technologies, Inc., Conv., 0.38%, 09/01/2027	11,600,000	12,139,400
Cloudflare, Inc., Conv., 0.00%, 08/15/2026(c)	8,560,000	7,318,800
MongoDB, Inc., Conv., 0.25%, 01/15/2026	2,000,000	3,425,500
Okta, Inc.,
Conv., 0.13%, 09/01/2025	6,000,000	5,463,000
0.38%, 06/15/2026	8,582,000	7,513,541
Shopify, Inc. (Canada), Conv., 0.13%, 11/01/2025	15,500,000	13,895,750
		49,755,991
Leisure Facilities–1.13%
NCL Corp. Ltd., Conv., 5.38%, 08/01/2025	2,000,000	2,335,000
Vail Resorts, Inc., Conv., 0.00%, 01/01/2026(c)	9,262,000	8,196,870
		10,531,870
Movies & Entertainment–1.17%
Liberty Media Corp.-Liberty Formula One, Conv., 2.25%, 08/15/2027	11,200,000	10,953,600
Multi-Utilities–1.23%
CMS Energy Corp., Conv., 3.38%, 05/01/2028(b)	12,200,000	11,498,500
Oil & Gas Exploration & Production–3.05%
EQT Corp., Conv., 1.75%, 05/01/2026	1,000,000	2,780,600
Northern Oil and Gas, Inc., Conv., 3.63%, 04/15/2029(b)	8,857,000	10,985,247
See accompanying notes which are an integral part of this schedule.
Invesco Convertible Securities Fund

	Principal Amount	Value
Oil & Gas Exploration & Production–(continued)
Pioneer Natural Resources Co., Conv., 0.25%, 05/15/2025	$6,000,000	$14,726,400
		28,492,247
Other Specialty Retail–0.62%
National Vision Holdings, Inc., Conv., 2.50%, 05/15/2025	6,000,000	5,784,000
Packaged Foods & Meats–1.61%
Freshpet, Inc., Conv., 3.00%, 04/01/2028(b)	2,000,000	2,373,500
Post Holdings, Inc., Conv., 2.50%, 08/15/2027	12,670,000	12,625,655
		14,999,155
Passenger Airlines–0.72%
Southwest Airlines Co., Conv., 1.25%, 05/01/2025	6,731,000	6,705,759
Passenger Ground Transportation–1.74%
Uber Technologies, Inc., Conv., 0.00%, 12/15/2025(c)	17,350,000	16,272,847
Pharmaceuticals–1.14%
Amphastar Pharmaceuticals, Inc., Conv., 2.00%, 03/15/2029(b)	3,120,000	3,116,880
Pacira BioSciences, Inc., Conv., 0.75%, 08/01/2025	8,300,000	7,506,312
		10,623,192
Real Estate Services–0.68%
Zillow Group, Inc., Conv., 1.38%, 09/01/2026	5,300,000	6,367,950
Research & Consulting Services–1.25%
KBR, Inc., Conv., 2.50%, 11/01/2023	1,430,000	3,366,220
Parsons Corp., Conv., 0.25%, 08/15/2025	6,500,000	8,284,250
		11,650,470
Restaurants–0.71%
Cheesecake Factory, Inc. (The), Conv., 0.38%, 06/15/2026	7,998,000	6,648,338
Semiconductors–5.54%
Impinj, Inc., Conv., 1.13%, 05/15/2027	3,000,000	2,615,700
MACOM Technology Solutions Holdings, Inc., Conv., 0.25%, 03/15/2026	7,200,000	8,215,200
Microchip Technology, Inc., Conv., 0.13%, 11/15/2024	20,324,000	21,441,820
ON Semiconductor Corp., Conv., 0.50%, 03/01/2029(b)	14,140,000	15,596,420
Wolfspeed, Inc., Conv., 1.88%, 12/01/2029(b)	6,000,000	3,933,000
		51,802,140
Systems Software–4.17%
CyberArk Software Ltd., Conv., 0.00%, 11/15/2024(c)	9,000,000	10,417,500
Palo Alto Networks, Inc., Conv., 0.38%, 06/01/2025	8,000,000	18,884,000
Principal Amount		Value
Systems Software–(continued)
Zscaler, Inc., Conv., 0.13%, 07/01/2025	$8,000,000	$9,648,000
		38,949,500
Technology Hardware, Storage & Peripherals–1.62%
Seagate HDD Cayman, Conv., 3.50%, 06/01/2028(b)	2,400,000	2,473,390
Western Digital Corp., Conv., 1.50%, 02/01/2024	12,800,000	12,646,400
		15,119,790
Transaction & Payment Processing Services–1.64%
Block, Inc., Conv., 0.00%, 05/01/2026(c)	7,653,000	6,428,520
Shift4 Payments, Inc., Conv., 0.00%, 12/15/2025(c)	9,000,000	8,901,000
		15,329,520
Water Utilities–0.98%
American Water Capital Corp., Conv., 3.63%, 06/15/2026(b)	9,500,000	9,203,600
Total U.S. Dollar Denominated Bonds & Notes (Cost $835,388,377)		812,805,748
Shares
Preferred Stocks–8.36%
Diversified Banks–4.98%
Bank of America Corp., 7.25%, Series L, Conv. Pfd.	20,700	23,022,747
Wells Fargo & Co., 7.50%, Class A, Series L, Conv. Pfd.	21,100	23,526,500
		46,549,247
Diversified Financial Services–1.12%
Apollo Global Management, Inc., 6.75%, Conv. Pfd.	190,800	10,513,080
Electric Utilities–0.45%
NextEra Energy, Inc., 6.93%, Conv. Pfd.	110,000	4,161,300
Industrial Machinery & Supplies & Components–1.81%
Chart Industries, Inc., 6.75%, Series B, Conv. Pfd.	100,000	6,668,000
RBC Bearings, Inc., 5.00%, Series A, Conv. Pfd.	93,044	10,245,075
		16,913,075
Total Preferred Stocks (Cost $78,801,333)		78,136,702
Money Market Funds–4.09%
Invesco Government & Agency Portfolio, Institutional Class, 5.26%(e)(f)	13,200,673	13,200,673
Invesco Liquid Assets Portfolio, Institutional Class, 5.38%(e)(f)	9,862,141	9,864,114
Invesco Treasury Portfolio, Institutional Class, 5.26%(e)(f)	15,086,484	15,086,484
Total Money Market Funds (Cost $38,148,234)		38,151,271
TOTAL INVESTMENTS IN SECURITIES–99.44% (Cost $952,337,944)		929,093,721
OTHER ASSETS LESS LIABILITIES—0.56%		5,251,607
NET ASSETS–100.00%		$934,345,328
See accompanying notes which are an integral part of this schedule.
Invesco Convertible Securities Fund

Investment Abbreviations:
Conv.	– Convertible
Pfd.	– Preferred
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2023 was $230,041,314, which represented 24.62% of the Fund’s Net Assets.
(c)	Zero coupon bond issued at a discount.
(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2023.

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value September 30, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$11,854,025	$60,237,206	$(58,890,558)	$-	$-	$13,200,673	$590,781
Invesco Liquid Assets Portfolio, Institutional Class	8,904,180	43,026,575	(42,064,683)	(715)	(1,243)	9,864,114	446,839
Invesco Treasury Portfolio, Institutional Class	13,547,457	68,842,521	(67,303,494)	-	-	15,086,484	673,967
Total	$34,305,662	$172,106,302	$(168,258,735)	$(715)	$(1,243)	$38,151,271	$1,711,587

(f)	The rate shown is the 7-day SEC standardized yield as of September 30, 2023.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Convertible Securities Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$812,805,748	$—	$812,805,748
Preferred Stocks	78,136,702	—	—	78,136,702
Money Market Funds	38,151,271	—	—	38,151,271
Total Investments	$116,287,973	$812,805,748	$—	$929,093,721
Invesco Convertible Securities Fund